Information on market risk and fair value of financial assets and liabilities (telecom activities) - Main commitments to sustainability targets (Details) € in Millions	Nov. 23, 2022 EUR (€) item Options	Oct. 31, 2023 EUR (€)	Sep. 11, 2023 EUR (€)
Credit facility [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of international banks included in the credit facility signed by Orange | item	27
Initial nominal value	€ 6,000
Number of options that can be extended | Options	2
Option extension period	1 year
Maturing in November 2028
Disclosure of nature and extent of risks arising from financial instruments [line items]
Initial nominal value		€ 5,872
Maturing in November 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Initial nominal value		€ 128
First sustainability-linked bond issue
Disclosure of nature and extent of risks arising from financial instruments [line items]
Initial nominal value			€ 500
Interest rate (as a percent)			3.875%